Income taxes (Components of Deferred Income Taxes not Recognized in Repect to Deductible Temporary Differences) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income taxes not recognized from temporary differences and unused tax losses as future utilization is not considered probable	$ 135,407	$ 140,804
Temporary Differences - Property, Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	5,600	4,890
Mexican Tax Losses (expiring in 2023 - 2027) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	29,476	42,843
Canadien Tax Losses (expiring in 2026 - 2038) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	34,053	35,173
U.S. Tax Losses (expiring in 2028 - 2037) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	31,159	32,070
U.S. tax losses (no expiry) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	6,802
Provisions and Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	26,479	24,956
Deferred Mexican Mining Royalty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	$ 1,838	$ 872